Document and Entity Information	Dec. 22, 2021
Cover [Abstract]
Amendment Flag	true
Entity Central Index Key	0001477333
Document Type	8-K/A
Document Period End Date	Dec. 22, 2021
Entity Registrant Name	Cloudflare, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-39039
Entity Tax Identification Number	27-0805829
Entity Address, Address Line One	101 Townsend Street
Entity Address, City or Town	San Francisco
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94107
City Area Code	(888)
Local Phone Number	993-5273
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Class A Common Stock, $0.001 par value
Trading Symbol	NET
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Amendment Description	As previously disclosed on December 27, 2021, Cloudflare, Inc. (“Cloudflare” or the “Company”) filed a Current Report on Form 8-K (the “Original Filing”) with the Securities and Exchange Commission (the “SEC”) to report that the Compensation Committee of the Company’s Board of Directors (the “Compensation Committee”) granted to each of Matthew Prince, the Company’s Chief Executive Officer, and Michelle Zatlyn, the Company’s President and Chief Operating Officer (each, a “Co-Founder”), a 10-year performance-based stock option that vests and becomes exercisable only if the Company achieves certain stock price milestones and the Co-Founder continues to remain in a primary leadership position with the Company (the “Performance Awards”). This Form 8-K/A is being filed to update the disclosure under Item 8.01 of the Original Filing to add information regarding the Amended Performance Awards (defined below). The description below is qualified in its entirety by reference to the full text of the Amended and Restated Performance Award Agreement, the form of which is filed herewith as Exhibit 10.1 and is incorporated herein by reference. Other than the foregoing, there are no changes to the disclosures provided in the Original Filing.